Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities	$ (136,575)	$ (168,549)
Initial deferred tax liability associated with the Tahoe Acquisition	(24,080)	0
Recognized in net earnings in the year	20,861	32,754
Reduction due to Mexican de-consolidation payments applied to current tax	(705)	(697)
Other	138	(83)
Net deferred tax liabilities	(140,361)	(136,575)
Deferred tax assets (Note 28)	36,447	12,244
Deferred tax liabilities	(176,808)	(148,819)
Net deferred tax liability	$ (140,361)	$ (136,575)